Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 23	$ 21	$ 47	$ 41
Allowance for credit losses on debt securities	3,778	3,549	3,778	3,549
Provision for credit losses	(633)	(556)	(1,483)	(1,249)
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	4		4		$ 80
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	1		1		75
Provision for credit losses		(2)		(2)
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	3		3		$ 5
Provision for credit losses	(2)	16	(2)	20
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	133	10	312	14
Gain loss on sale of equity securities measured at fair value	44		68	2
Dividend Income recognized	$ 1		$ 3